Investments In Unconsolidated Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Discovery Producer Services LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	$ (28)	$ (30)
Front Range Pipeline LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	4
Texas Express Pipeline [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	3
Mont Belvieu 1 Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	(5)	(6)
Maximum [Member] | Texas Express Pipeline [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)		$ 1